CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net loss	$ (38,570)	$ (49,056)	$ (88,950)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	95,349	94,340	101,050
Amortization of deferred dry-docking costs	5,064	4,910	4,878
Amortization of loan fees	1,101	946	995
Stock compensation expense	469	730	820
Change in fair value of derivative instruments	(6,021)	(2,832)	515
Gain on sale of marketable securities	(89)	(95)	0
Loss/(gain) on sale of vessels	0	1,879	(5,001)
Vessel impairment charge	28,290	13,567	39,434
Payments for dry-docking	(5,680)	(7,566)	(4,639)
Increase/ Decrease in:
Receivables	5,269	(8,874)	2,183
Inventories	(5,304)	5,479	(5,824)
Prepaid insurance and other	1,214	1,804	(2,423)
Payables	22,265	12,214	77
Accrued liabilities	5,459	(4,022)	4,192
Unearned revenue	9,107	(2,562)	(1,720)
Net Cash provided by Operating Activities	117,923	60,862	45,587
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(37,182)	(81,848)	(37,937)
Vessel acquisitions and/or improvements	(108,840)	(2,454)	(71,205)
Purchase of marketable securities	0	0	(2,500)
Proceeds from sale of marketable securities	1,585	1,098	0
Proceeds from the sale of vessels	0	40,219	42,455
Net Cash used in Investing Activities	(144,437)	(42,985)	(69,187)
Cash Flows from Financing Activities:
Proceeds from long-term debt	110,000	83,558	96,650
Financing costs	(1,067)	(1,550)	(963)
Payments of long-term debt	(172,129)	(156,794)	(143,454)
(Increase)/Decrease in restricted cash	6,665	(10,208)	307
Proceeds from stock issuance program, net	7,045	62,329	0
Proceeds from preferred stock issuance, net	94,358	0	0
Cash dividend	(10,418)	(26,623)	(27,670)
Capital contribution from noncontrolling interest owners to subsidiary	10,000	0	0
Distribution from subsidiary to noncontrolling interest owners	0	0	(2,199)
Net Cash provided by/(used in) Financing Activities	44,454	(49,288)	(77,329)
Net increase/(decrease) in cash and cash equivalents	17,940	(31,411)	(100,929)
Cash and cash equivalents at beginning of period	144,297	175,708	276,637
Cash and cash equivalents at end of period	162,237	144,297	175,708
Interest paid
Cash paid for interest, net of amounts capitalized	$ 44,057	$ 57,323	$ 48,588